Capital leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule Of Capital Lease Obligations

	As at
	Dec 31, 2017	Dec 31, 2016
Current portion of capital lease obligations	3,783,044	181,047
Current portion of deferred finance fees	(245,578)	(22,019)
Non-current portion of capital lease obligations	39,402,440	9,064,702
Non-current portion of deferred finance fees	(445,887)	(93,080)
Total capital lease obligations	42,494,019	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	—
Net capital lease obligations	39,614,019	9,130,650

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at December 31, 2017, are as follows:

As at Dec 31, 2017
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	16,808,800
Total minimum lease payments	52,862,200
Less amounts representing interest and deferred finance fees	(10,368,181)
Net minimum lease payments	42,494,019
Amount receivable in respect of capital leases	(2,880,000)
Adjusted net minimum lease payments	39,614,019

Schedule of Capital Leased Assets
Assets recorded under capital leases consist of the following:

	As at
	Dec 31, 2017	Dec 31, 2016
Vessels, Equipment & Deferred Drydock Expenditure	75,712,769	26,125,274
Accumulated Depreciation	(19,721,568)	(9,239,855)
	55,991,201	16,885,419